EQUITY ACCOUNTED INVESTMENTS - Gross Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	$ 15,339	$ 14,885
Non-current assets	60,135	67,500
Total assets	75,474	82,385
Current liabilities	12,166	14,355
Non-current liabilities	46,000	49,498
Total liabilities	58,166	63,853
Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	31,583	38,066
Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	17,489	17,180
Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	26,097	26,822
Investments accounted for using equity method
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	5,236	4,413
Non-current assets	16,334	12,695
Total assets	21,570	17,108
Current liabilities	3,869	2,516
Non-current liabilities	10,186	8,127
Total liabilities	14,055	10,643
Total net assets	7,515	6,465
Investments accounted for using equity method | Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,629	825
Non-current assets	6,977	2,809
Total assets	8,606	3,634
Current liabilities	1,853	521
Non-current liabilities	4,580	2,509
Total liabilities	6,433	3,030
Total net assets	2,173	604
Investments accounted for using equity method | Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	2,350	2,505
Non-current assets	7,708	8,164
Total assets	10,058	10,669
Current liabilities	1,452	1,516
Non-current liabilities	4,565	4,495
Total liabilities	6,017	6,011
Total net assets	4,041	4,658
Investments accounted for using equity method | Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,257	1,083
Non-current assets	1,649	1,722
Total assets	2,906	2,805
Current liabilities	564	479
Non-current liabilities	1,041	1,123
Total liabilities	1,605	1,602
Total net assets	$ 1,301	$ 1,203